Annual Total Returns [BarChart] - LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	1.18%
2012	9.59%
2013	11.86%
2014	4.15%
2015	(3.37%)
2016	4.34%
2017	14.32%
2018	(5.43%)
2019	15.02%
2020	6.10%